Financial instruments - Fair values and risk management - Derivative arrangements (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Derivative financial instruments
Total cash flow hedge reserve	€ 31	€ 1,295	€ 211